DEFINED CONTRIBUTION PLANS EXPENSE	12 Months Ended
Dec. 31, 2021
Defined Contribution Plans Expense
DEFINED CONTRIBUTION PLANS EXPENSE

18.	DEFINED CONTRIBUTION PLANS EXPENSE

The Company contributes to defined contribution plans for all eligible employees. The Company recorded expenses of approximately $5.5 million and $5.0 million for the years ended December 31, 2021 and 2020, respectively. Employer contributions are accrued as earned by the employees.